Material accounting policies - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024
Statement [line items]
Number of operating segments | segment	2
Driver IC CGU
Statement [line items]
Annual discount rate	9.59%	9.04%
WLO CGU
Statement [line items]
Annual discount rate	13.73%	13.78%
Growth rate used to extrapolate cash flow projections	2.32%	2.48%
Period for average Taiwan economic growth rate	5 years
Software | Bottom of range
Statement [line items]
Assets Acquired Useful Life	2 years
Software | Top of range
Statement [line items]
Assets Acquired Useful Life	10 years
Technology | Bottom of range
Statement [line items]
Assets Acquired Useful Life	3 years
Technology | Top of range
Statement [line items]
Assets Acquired Useful Life	7 years
Intellectual Properties | Bottom of range
Statement [line items]
Assets Acquired Useful Life	10 years
Intellectual Properties | Top of range
Statement [line items]
Assets Acquired Useful Life	15 years
Himax semi conductor
Statement [line items]
Goodwill recognised as of acquisition date	$ 26,846
Himax Display (USA) Inc
Statement [line items]
Goodwill recognised as of acquisition date	$ 1,292
Buildings
Statement [line items]
Useful Life Of Tangible Assets	25 years
Building and improvements | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	4 years
Building and improvements | Top of range
Statement [line items]
Useful Life Of Tangible Assets	16 years
Machinery | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	4 years
Machinery | Top of range
Statement [line items]
Useful Life Of Tangible Assets	10 years
Research and development equipment | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	2 years
Research and development equipment | Top of range
Statement [line items]
Useful Life Of Tangible Assets	6 years
Office furniture and equipment | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	3 years
Office furniture and equipment | Top of range
Statement [line items]
Useful Life Of Tangible Assets	8 years
Others | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	2 years
Others | Top of range
Statement [line items]
Useful Life Of Tangible Assets	10 years
Embedded software | Bottom of range
Statement [line items]
Useful Life Of Tangible Assets	2 years
Embedded software | Top of range
Statement [line items]
Useful Life Of Tangible Assets	10 years